Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 34,797,784	$ 4,976,016	¥ 30,256,347	¥ 29,357,223
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,247,427	321,378	2,417,894	3,055,260
Fair value changes of equity security, other investments and financial instruments	(1,159,449)	(165,799)	(841,901)	(535,316)
Impairment losses on investments	2,724,476	389,595	1,291,627	469,159
Share-based compensation cost	3,647,662	521,609	3,882,939	3,242,810
Allowance for expected credit losses	367,513	52,554	68,934	61,146
Losses/(gains) on disposal of property, equipment and software	(30,286)	(4,331)	(4,758)	5,676
Unrealized exchange losses/(gains)	688,913	98,513	(719,162)	119,935
Gains on disposal of long-term investments, business, subsidiaries and other financial instruments	(440,913)	(63,050)	(272,415)	(63,784)
Deferred income taxes	(1,254,125)	(179,337)	320,726	131,437
Share of results on equity method investees and revaluation results from previously held equity interest	1,537,721	219,891	155,568	(473,947)
Fair value changes of short-term investments	(1,108,409)	(158,500)	(530,607)	(414,207)
Changes in operating assets and liabilities:
Accounts receivable	264,073	37,762	716,375	(1,470,374)
Inventories	(117,634)	(16,821)	123,780	296,764
Prepayments and other assets	100,708	14,401	(809,590)	87,556
Accounts payable	(71,615)	(10,241)	91,142	(559,419)
Salary and welfare payables	128,573	18,386	(210,918)	(62,917)
Taxes payable	1,112,836	159,133	187,788	(244,261)
Contract liabilities	5,435,054	777,202	2,022,196	1,161,861
Accrued liabilities and other payables	1,869,491	267,334	1,530,848	1,166,673
Net cash provided by operating activities	50,739,800	7,255,695	39,676,813	35,331,275
Cash flows from investing activities:
Purchase of property, equipment and software	(1,065,376)	(152,347)	(1,275,400)	(2,301,554)
Proceeds from sale of property, equipment and software	45,886	6,562	14,533	10,302
Purchase of intangible assets, content and licensed copyrights	(987,089)	(141,151)	(930,988)	(1,974,323)
Net changes of short-term investments with terms of three months or less	(6,874,340)	(983,017)	(408,256)	(1,777,687)
Purchase of short-term investments with terms over three months	(21,640,000)	(3,094,479)	(8,235,000)
Proceeds from maturities of short-term investments with terms over three months	17,575,388	2,513,247	2,853,778	5,378,510
Investment in equity method investees	(268,860)	(38,446)	(513,397)	(444,557)
Investment / prepayment for other equity investments and acquisition of subsidiaries	(4,276,863)	(611,584)	(589,629)	(2,387,129)
Proceeds from disposal of long-term investments, businesses, subsidiaries and other financial instruments	3,041,482	434,926	2,822,585	152,564
Placement/rollover of matured time deposits	(166,696,968)	(23,837,349)	(154,792,305)	(124,693,598)
Proceeds from maturities of time deposits	147,925,757	21,153,102	179,377,113	111,417,969
Change in other long-term assets	39,639	5,668	(406,632)	(423,928)
Net cash (used in)/provided by investing activities	(33,181,344)	(4,744,868)	17,916,402	(17,043,431)
Cash flows from financing activities:
Net changes from short-term loans with terms of three months or less	243,636	34,840	(6,656,988)	(13,654,704)
Proceeds of loans with terms over three months	5,552,800	794,040	13,920,080	13,569,160
Payment of loans with terms over three months	(11,595,012)	(1,658,065)	(14,739,347)	(8,219,472)
Dividends paid to shareholders	(13,825,681)	(1,977,046)	(11,165,338)	(8,013,903)
Net amounts received related to capital contribution from or repurchase of noncontrolling interests shareholders	103,808	14,844	136,006	86,159
Net amounts paid for repurchase of NetEase's ADSs/purchase of subsidiaries' ADSs and shares	(639,335)	(91,424)	(8,830,115)	(5,234,294)
Net cash used in financing activities	(20,159,784)	(2,882,811)	(27,335,702)	(21,467,054)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(382,454)	(54,690)	10,752	(202,457)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(2,983,782)	(426,674)	30,268,265	(3,381,667)
Cash, cash equivalents and restricted cash, at the beginning of the year	54,474,923	7,789,810	24,206,658	27,588,325
Cash, cash equivalents and restricted cash, at end of the year	51,491,141	7,363,136	54,474,923	24,206,658
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net	6,427,207	919,078	5,189,585	4,895,752
Cash paid for interest expenses	387,982	55,481	489,622	779,872
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable and accrued liabilities	¥ 673,296	$ 96,280	¥ 1,024,116	¥ 1,026,852